OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Securities - FVTPL	$ 2,815	$ 3,416
BSREP III
Disclosure of financial assets [line items]
Securities - FVTPL	949	1,542
U.S. department store chain
Disclosure of financial assets [line items]
Securities - FVTPL	$ 551	$ 551